As filed with the Securities and Exchange Commission on February 3, 2020

Securities Act Registration No. 333-230801

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒ Registration Statement under the Securities Act of 1933

☒ Pre-Effective Amendment No. 2

☐ Post-Effective Amendment No.

GOLDMAN SACHS BDC, INC.

(Exact Name of Registrant as Specified in the Charter)

200 West Street

New York, New York 10282

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 902-0300

Jonathan Lamm

Caroline Kraus

Goldman Sachs BDC, Inc.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies of information to:

Joshua Wechsler, Esq. Lee T. Barnum, Esq. Fried, Frank, Harris, Shriver & Jacobson LLP One New York Plaza New York, New York 10004 Telephone: (212) 859-8000 Facsimile: (212) 859-4000	Geoffrey R.T. Kenyon, Esq. Thomas J. Friedmann, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110 Telephone: (617) 728-7100 Facsimile: (617) 426-6567	Cynthia M. Krus Steven B. Boehm Eversheds Sutherland (US) LLP 700 Sixth Street, NW Washington, DC 20004 Tel: (202) 383-0100 Fax: (202) 637-3593	Paul D. Tropp, Esq. Christopher J. Capuzzi, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036 Tel: (212) 596-9000 Fax: (212) 596-9090

Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement

Check box if any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee (1)
% Notes due	$300,000,000	$300,000,000	$38,940 (2)
(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee.
(2)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, is to file and add additional exhibits. Accordingly, this Pre-Effective Amendment No. 2 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1) Financial Statements

The following financial statements are provided in Part A of this Registration Statement for Goldman Sachs BDC, Inc. (the “Registrant” or the “Company”):

Goldman Sachs BDC, Inc. Financial Statements for the fiscal years ended December 31, 2018, 2017 and 2016

The following financial statements are provided in Part A of this Registration Statement for Goldman Sachs Middle Market Lending Corp.:

Goldman Sachs Middle Market Lending Corp. Financial Statements for the fiscal year ended December 31, 2018 and for the period from January 11, 2017 (commencement of operations) to December 31, 2017

Report of Independent Registered Public Accounting Firm	F-161
Consolidated Statements of Assets and Liabilities as of December 31, 2018 and 2017	F-162

Consolidated Statements of Operations for the year ended December 31, 2018 and for the period from January 11, 2017 (commencement of operations) to December 31, 2017	F-163
Consolidated Statements of Changes in Net Assets for the year ended December 31, 2018 and for the period from January 11, 2017 (commencement of operations) to December 31, 2017	F-164
Consolidated Statements of Cash Flows for the year ended December 31, 2018 and for the period from January 11, 2017 (commencement of operations) to December 31, 2017	F-165
Consolidated Schedules of Investments as of December 31, 2018 and 2017	F-166
Notes to Consolidated Financial Statements	F-174

(2) Exhibits

(a)	Certificate of Incorporation (incorporated by reference to Exhibit (a) to pre-effective Amendment No. 7 to GSBD’s Registration Statement on Form N-2 (file no. 333-187642), filed on March 3, 2015).

(b)	Bylaws (incorporated by reference to Exhibit (a) to pre-effective Amendment No. 7 to GSBD’s Registration Statement on Form N-2 (file no. 333-187642), filed on March 3, 2015).

(c)	Not applicable.

(d)(1)	Indenture, dated October 3, 2016, between Goldman Sachs BDC, Inc. and Wells Fargo Bank, National Association, as Trustee (incorporated by reference to Exhibit 4.1 to GSBD’s Current Report on Form 8-K (file no. 814-00998), filed on October 3, 2016).

(d)(2)	Form of 4.50% Convertible Note Due 2022 (incorporated by reference to Exhibit 4.2 to GSBD’s Current Report on Form 8-K (file no. 814-00998), filed on October 3, 2016).

(d)(3)*	Form of Base Indenture for the Notes.

(d)(4)*	Form of First Supplemental Indenture for the Notes.

(d)(5)*	Form of Note (included as part of Exhibit (d)(4) above).

(d)(6)*	Statement of Eligibility of Trustee on Form T-1.

(e)	Dividend Reinvestment Plan, amended as of August 1, 2017 (incorporated by reference to Exhibit 10.1 to GSBD’s Quarterly Report on Form 10-Q (file no. 814-00998), filed on August 3, 2017).

(f)	Not applicable.

(g)(1)	Amended and Restated Investment Management Agreement, dated as of January 1, 2015, between GSBD and Goldman Sachs Asset Management, L.P. (incorporated by reference to Exhibit (g) to pre-effective Amendment No. 7 to GSBD’s Registration Statement on Form N-2 (file no. 333-187642), filed on March 3, 2015).

(g)(2)	Second Amended and Restated Investment Management Agreement, dated as of June 15, 2018, between Goldman Sachs BDC, Inc. and Goldman Sachs Asset Management, L.P. (incorporated by reference to Exhibit 10.1 to GSBD’s Current Report on Form 8-K (file no. 814-00998), filed on June 15, 2018).

(h)(1)*	Form of Underwriting Agreement for the Notes.

(i)	Not applicable.

(j)	Custody Agreement, dated as of April 1, 2013, between Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit (j) to pre-effective Amendment No. 8 to GSBD’s Registration Statement on Form N-2 (file no. 333-187642), filed on March 10, 2015).

(k)(1)	Administration Agreement, dated as of April 1, 2013, between GSBD and State Street Bank and Trust Company (incorporated by reference to Exhibit (k)(3) to pre-effective Amendment No. 7 to GSBD’s Registration Statement on Form N-2 (file no. 333-187642), filed on March 3, 2015).

(k)(2)	Senior Secured Revolving Credit Agreement, dated as of September 19, 2013 among GSBD, as Borrower, the Lenders party thereto, and SunTrust Bank, as Administrative Agent (incorporated by reference to Exhibit (k)(5) to pre-effective Amendment No. 8 to GSBD’s Registration Statement on Form N-2 (file no. 333-187642), filed on March 10, 2015).

(k)(3)	First Omnibus Amendment to Senior Secured Revolving Credit Agreement and Guarantee and Security Agreement, dated as of October 3, 2014 among GSBD, as Borrower, the Lenders party thereto, and SunTrust Bank, as Administrative Agent and as Collateral Agent (incorporated by reference to Exhibit 10.1 to GSBD’s Quarterly Report on Form 10-Q (file no. 001-35851), filed on May 14, 2015).

(k)(4)	Joinder Agreement, dated as of January 16, 2015, by HSBC Bank USA, National Association, as Assuming Lender, in favor of GSBD as Borrower, and SunTrust Bank, as administrative agent under the Revolving Credit Facility (incorporated by reference to Exhibit 10.2 to GSBD’s Quarterly Report on Form 10-Q (file no. 001-35851), filed on May 14, 2015).

(k)(5)	Joinder Agreement, dated as of March 27, 2015, by CIT Finance LLC, as Assuming Lender, in favor of GSBD as Borrower, and Sun Trust Bank, as administrative agent under the Revolving Credit Facility (incorporated by reference to Exhibit 10.3 to GSBD’s Quarterly Report on Form 10-Q (file no. 001-35851), filed on May 14, 2015).

(k)(6)	Joinder Agreement, dated as of February 27, 2019, by MUFG Union Bank, N.A., as Assuming Lender, in favor of GSBD as Borrower, and SunTrust Bank, as administrative agent under the Revolving Credit Facility (incorporated by reference to Exhibit 10.25 to GSBD’s Annual Report on Form 10-K (file no. 814-00998), filed on February 28, 2019).

(k)(7)	Second Amendment to Senior Secured Revolving Credit Agreement, dated as of November 4, 2015, among Goldman Sachs BDC, Inc., as Borrower, the Lenders party thereto, SunTrust Bank, as Administrative Agent and as Collateral Agent, and, solely with respect to Section 5.9, DDDS BL, LLC (incorporated by reference to Exhibit 10.1 to GSBD’s Form 8-K (File No. 814-00998), filed on November 5, 2015).

(k)(8)	Third Amendment to Senior Secured Revolving Credit Agreement, dated as of December 16, 2016, among Goldman Sachs BDC, Inc., as Borrower, the Lenders party thereto, and SunTrust Bank, as Administrative Agent and as Collateral Agent (incorporated by reference to Exhibit 10.1 to GSBD’s Form 8-K (File No. 814-00998), filed on December 21, 2016).

(k)(9)	Fourth Amendment to Senior Secured Revolving Credit Agreement, dated as of February 21, 2018, among Goldman Sachs BDC. Inc., as Borrower, the Lenders party thereto, and SunTrust Bank as Administrative Agent and as Collateral Agent (incorporated by reference to Exhibit 10.8 to GSBD’s Annual Report on Form 10-K (File No. 814-00998), filed on February 22, 2018).

(k)(10)	Fifth Amendment to Senior Secured Revolving Credit Agreement, dated as of September 17, 2018, among Goldman Sachs BDC, Inc., as Borrower, the Lenders party thereto and SunTrust Bank, as Administrative Agent and as Collateral Agent (incorporated by reference to Exhibit 10.1 to GSBD’s Current Report on Form 8-K (file no. 814-00998), filed on September 17, 2018).

(k)(11)	Senior Credit Fund, LLC Limited Liability Company Agreement, dated as of July 18, 2014, between Goldman Sachs BDC, Inc. and Regents of the University of California (incorporated by reference to Exhibit (k)(6) to pre-effective Amendment No. 7 to GSBD’s Registration Statement on Form N-2 (file no. 333-187642), filed on March 3, 2015).

(k)(12)	First Amendment to Senior Credit Fund, LLC Limited Liability Company Agreement, dated as of October 1, 2014, between Goldman Sachs BDC, Inc. and Regents of the University of California (incorporated by reference to Exhibit (k)(6)(a) to pre-effective Amendment No. 10 to GSBD’s Registration Statement on Form N-2 (file no. 333-187642), filed on March 17, 2015).

(k)(13)	Second Amendment to Senior Credit Fund, LLC Limited Liability Company Agreement, dated as of July 31, 2017, between Goldman Sachs BDC, Inc. and Regents of the University of California (incorporated by reference to Exhibit 10.2 to GSBD’s Quarterly Report on Form 10-Q (file no. 814-00998), filed on August 3, 2017).

(k)(14)	Third Amendment to Senior Credit Fund, LLC Limited Liability Company Agreement, dated as of November 1, 2017, between Goldman Sachs BDC, Inc. and Regents of the University of California (incorporated by reference to Exhibit 10.3 to GSBD’s Quarterly Report on Form 10-Q (file no. 814-00998), filed on November 2, 2017).

(k)(15)	Fourth Amendment to Senior Credit Fund, LLC Limited Liability Company Agreement, dated as of January 2, 2018, between Goldman Sachs BDC, Inc. and Regents of University of California (incorporated by reference to Exhibit 10.1 to GSBD’s Current Report on Form 8-K (file no. 814-00998), filed on January 3, 2018).

(k)(16)	Fifth Amendment to Senior Credit Fund, LLC Limited Liability Company Agreement, dated as of March 2, 2018, between Goldman Sachs BDC, Inc. and Regents of University of California (incorporated by reference to Exhibit 10.1 to GSBD’s Current Report on Form 8-K (file no. 814-00998), filed on March 6, 2018).

(k)(17)	Sixth Amendment to Senior Credit Fund, LLC Limited Liability Company Agreement, dated as of August 24, 2018, between Goldman Sachs BDC, Inc. and Regents of the University of California (incorporated by reference to Exhibit 10.1 to GSBD’s Current Report on Form 8-K (file no. 814-00998), filed on August 24, 2018).

(k)(18)	Transfer Agency and Services Agreement, effective as of May 2, 2016, by and between GSBD, Computershare Inc. and Computershare Trust Company, N.A. (incorporated by reference to Exhibit 10.2 to the to GSBD’s Quarterly Report on Form 10-Q (file no. 814-00998), filed on May 9, 2016).

(k)(19)	License Agreement, dated as of April 1, 2013, between the Registrant and the Goldman, Sachs & Co. (incorporated by reference to Exhibit (k)(4) to pre-effective Amendment No. 7 to GSBD’s Registration Statement on Form N-2 (file no. 333-187642), filed on March 3, 2015).

(k)(20)	Agreement and Plan of Merger, by and among Goldman Sachs BDC, Inc., Goldman Sachs Middle Market Lending Corp., Evergreen Merger Sub Inc., and Goldman Sachs Asset Management, L.P., dated as of December 9, 2019 (incorporated by reference to Exhibit 2.1 to GSBD’s Current Report on Form 8-K (file no. 814-00998), filed December 9, 2019).

(l)*	Opinion and Consent of Fried, Frank, Harris, Shriver & Jacobson LLP.

(m)	Not applicable.

(n)(1)	Independent Registered Public Accounting Firm Consent of Goldman Sachs BDC, Inc. (incorporated by reference to Exhibit (n)(1) to pre-effective Amendment No. 1 to GSBD’s Registration Statement on Form N-2 (file no. 333-230801), filed on January 29, 2020).

(n)(2)	Report of Independent Registered Public Accounting Firm regarding “Senior Securities” table contained herein of Goldman Sachs BDC, Inc. (incorporated by reference to Exhibit (n)(2) to pre-effective Amendment No. 1 to GSBD’s Registration Statement on Form N-2 (file no. 333-230801), filed on January 29, 2020).

(n)(3)	Independent Registered Public Accounting Firm Consent of Goldman Sachs Middle Market Lending Corp. (incorporated by reference to Exhibit (n)(3) to pre-effective Amendment No. 1 to GSBD’s Registration Statement on Form N-2 (file no. 333-230801), filed on January 29, 2020).

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)(1)	Code of Ethics of the Registrant (incorporated by reference to Exhibit 14.1 to GSBD’s Annual Report on Form 10-K (file no. 814-00998), filed on February 22, 2018).

(r)(2)	Code of Ethics of Goldman Sachs Asset Management, L.P. (incorporated by reference to Exhibit (r)(2) to pre-effective Amendment No. 8 to GSBD’s Registration Statement on Form N-2 (file no. 333-187642), filed on March 10, 2015).

*	Filed herewith.

Item 26. Marketing Arrangements

The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$38,940
Printing expenses	*
Legal fees and expenses	*
Accounting fees and expenses	*
Miscellaneous	*

Total	*

Note: All listed amounts, except the SEC registration fee, are estimates.

*	To be included by amendment.

Item 28. Persons Controlled by or Under Common Control with Registrant

The following list sets forth the Registrant’s subsidiaries, the state under whose laws the subsidiaries are organized and the voting securities owned by the Registrant, directly or indirectly, in such subsidiary, which is included in the Registrant’s consolidated financial statements:

BDC Blocker I, LLC (Delaware)	100.0%
GSBD Blocker II, LLC (Delaware)	100.0%
GSBD Wine I, LLC (Delaware)	100.0%

Item 29. Number of Holders of Securities

The following table sets forth the approximate number of record holders of the Registrant’s securities as of                :

Title of Class	Number of Record Holders
Common shares, par value $0.001 per share

Convertible Notes due 2022	1

Item 30. Indemnification

As permitted by Section 102 of the DGCL, the Registrant has adopted provisions in its certificate of incorporation, as amended, that limit or eliminate the personal liability of its directors for a breach of their fiduciary duty of care as a director. The duty of care generally requires that, when acting on behalf of the Registrant, directors exercise an informed business judgment based on all material information reasonably available to them. Consequently, a director will not be personally liable to the Registrant or its stockholders for monetary damages or breach of fiduciary duty as a director, except for liability for: any breach of the director’s duty of loyalty to the Registrant or its stockholders; any act or omission not in good faith or that involves intentional misconduct or a knowing violation of law; any act related to unlawful stock repurchases, redemptions or other distributions or payment of dividends; or any transaction from which the director derived an improper personal benefit. These limitations of liability do not affect the availability of equitable remedies such as injunctive relief or rescission.

The Registrant’s certificate of incorporation and bylaws each provide that all directors, officers, employees and agents of the Registrant will be entitled to be indemnified by the Registrant to the fullest extent permitted by the DGCL, subject to the requirements of the 1940 Act. Under Section 145 of the DGCL, the Registrant is permitted to offer indemnification to its directors, officers, employees and agents.

Section 145(a) of the DGCL empowers the Registrant to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant) by reason of the fact that the person is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if (1) such person acted in good faith, (2) in a manner such person reasonably believed to be in or not opposed to the best interests of the Registrant and (3) with respect to any criminal action or proceeding, such person had no reasonable cause to believe the person’s conduct was unlawful.

Section 145(b) of the DGCL empowers the Registrant to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner the person reasonably believed to be in, or not opposed to, the best interests of the Registrant, and except that no indemnification may be made in respect of any claim, issue or matter as to which such person has been adjudged to be liable to the Registrant unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court deems proper.

Section 145(c) of the DGCL provides that to the extent that a present or former director or officer of the Registrant has been successful, on the merits or otherwise, in defense of any action, suit or proceeding referred to in subsections (a) and (b) of Section 145, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding.

Section 145(d) of the DGCL provides that in all cases in which indemnification is permitted under subsections (a) and (b) of Section 145 (unless ordered by a court), it will be made by the Registrant only if it is consistent with the 1940 Act and as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because the person to be indemnified has met the applicable standard of conduct set forth in those subsections. Such determination must be made, with respect to a person who is a director or officer at the time of such determination, (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion or (4) by the stockholders.

Section 145(e) authorizes the Registrant to pay expenses (including attorneys’ fees) incurred by an officer or director of the Registrant in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of the person to whom the advancement will be made to repay the advanced amounts if it is ultimately determined that he or she was not entitled to be indemnified by the Registrant as authorized by Section 145. Section 145(e) also provides that such expenses (including attorneys’ fees) incurred by former directors and officers or other employees and agents of the Registrant, or persons serving at the request of the Registrant as directors, officers, employees or agents of another corporation, partnership, joint venture, trust or other enterprise may be so paid upon such terms and conditions, if any, as the Registrant deems appropriate.

Section 145(f) provides that indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of such Section are not to be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise.

Section 145(g) authorizes the Registrant to purchase and maintain insurance on behalf of its current and former directors, officers, employees and agents (and on behalf of any person who is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise) against any liability asserted against such person and incurred by such person in any such capacity, or arising out of such person’s status as such, regardless of whether the Registrant would have the power to indemnify such persons against such liability under Section 145.

Section 102(b)(7) of the DGCL allows the Registrant to provide in its certificate of incorporation a provision that limits or eliminates the personal liability of a director of the Registrant to the Registrant or its stockholders for monetary damages for breach of fiduciary duty as a director, provided that such provision may not limit or eliminate the liability of a director (1) for any breach of the director’s duty of loyalty to the Registrant or its stockholders, (2) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (3) under Section 174 of the DGCL, relating to unlawful payment of dividends or unlawful stock purchases or redemption of stock or (4) for any transaction from which the director derived an improper personal benefit. GSBD’s certificate of incorporation will provide that its directors will not be liable to it or its stockholders for monetary damages for breach of fiduciary duty as a director to the fullest extent permitted by the current DGCL or as the DGCL may hereafter be amended.

The Administration Agreement provides that the Registrant shall indemnify and hold the administrator harmless from all loss, cost, damage and expense, including reasonable fees and expenses for counsel, incurred by the administrator resulting from any claim, demand, action or suit in connection with the administrator’s acceptance of the Administration Agreement, any action or omission by it in the performance of its duties hereunder, or as a result of acting upon any instructions reasonably believed by it to have been duly authorized by the Registrant or upon reasonable reliance on information or records given or made by the Registrant or

GSAM, provided that this indemnification shall not apply to actions or omissions of the administrator, its officers or employees in cases of its or their own negligence, bad faith or willful misconduct.

The Registrant has agreed to indemnify the underwriter[s] against certain liabilities, including liabilities under the Securities Act.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of GSAM

A description of any other business, profession, vocation or employment of a substantial nature in which GSAM, and each managing director, director or executive officer of GSAM, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “Management.” Additional information regarding GSAM and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-37591), and is incorporated herein by reference.

Item 32. Locations of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act of 1940, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Goldman Sachs BDC, Inc., c/o Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282;

(2)	the Transfer Agent, Computershare Trust Company, N.A., 250 Royall Street, Canton, Massachusetts 02021;

(3)	the Custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111; and

(4)	GSAM, Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.

The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

(a)	For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon

Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)

For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, State of New York on the 3rd day of February 2020.

GOLDMAN SACHS BDC, INC.

By:	/s/ Brendan McGovern
Name:	Brendan McGovern
Title:	Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Brendan McGovern	Chief Executive Officer and President	February 3, 2020
Brendan McGovern	(Principal Executive Officer)

/s/ Jonathan Lamm	Chief Financial Officer and Treasurer	February 3, 2020
Jonathan Lamm	(Principal Financial Officer)

/s/ Carmine Rossetti	Principal Accounting Officer	February 3, 2020
Carmine Rossetti

*
Jaime Ardila	Director	February 3, 2020

Signature	Title	Date
*	Director	February 3, 2020
Ross J. Kari

*	Director	February 3, 2020
Ann B. Lane

*	Director	February 3, 2020
Susan B. McGee

*	Director	February 3, 2020
Katherine Uniacke

*By:	/s/ Caroline Kraus
Caroline Kraus
Attorney-in-Fact